Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Trade payables	€ 10,480	€ 11,645
Down payments and advances from joint ventures in exploration and production activities	401	207
Payables for purchase of non-current assets	2,276	2,530
Payables due to joint ventures in exploration & production activities	1,236	1,151
Other payables	1,152	1,214
Trade and other current payables	€ 15,545	€ 16,747